Condensed Consolidated Balance Sheets Unaudited ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	$ 88,988	¥ 603,790	¥ 806,599
Restricted cash	22,599	153,338	164,431
Short-term deposits	41,156	279,247	257,950
Short-term investments	17,804	120,805	82,598
Other receivables from related parties (net of allowance of RMB1 and nil as of December 31, 2024 and December 31, 2025, respectively)	79	537	200
Inventories, net	17,149	116,355	126,879
Prepaid expenses and other current assets	14,644	99,361	157,096
Total current assets	263,868	1,790,366	1,960,461
Non-current assets:
Prepaid expenses and other non-current assets	2,195	14,893	19,055
Prepaid expenses and other non-current assets	45,895	311,399	305,432
Long-term deposits	2,986	20,260	20,101
Deferred tax assets	3,204	21,737	8,415
Intangible assets, net	830	5,631	6,255
Right-of-use assets, net	96	653	1,646
Land use rights, net	8,253	55,995	56,631
Long-term investment	5,350	36,302	12,952
Long-term investment	68,809	466,870	430,487
TOTAL ASSETS	332,677	2,257,236	2,390,948
Current liabilities:
Accounts and notes payable (including accounts and notes payable of the consolidated variable interest entities and their subsidiaries (“VIEs”) without recourse to the Company of RMB26 as of December 31, 2025 and June 30, 2026)	69,850	473,936	517,878
Advances from customers	1,809	12,275	10,153
Amount due to related parties	393	2,668	596
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB1,046 and RMB5,853 as of December 31, 2024 and 2025, respectively)	20,466	138,854	157,043
Short-term borrowing	7,369	50,000	40,000
Income tax payables	775	5,261	1,439
Lease liabilities due within one year	67	453	1,310
Long-term borrowing-current portion	3,679	24,959	25,061
Total current liabilities	104,408	708,406	753,480
Non-current liabilities:
Accrued expenses and other liabilities–non-current portion	7,532	51,108	53,117
Long-term borrowing	5,775	39,187	51,666
Lease liabilities	35	237	421
Total non-current liabilities	13,342	90,532	105,204
Total liabilities	117,750	798,938	858,684
Commitments and contingencies | ¥
Shareholders’ equity
Treasury stock | ¥		(112,527)	(103,085)
Additional paid-in capital | ¥		1,421,133	1,414,499
Retained earnings | ¥		169,764	226,317
Accumulated other comprehensive income (loss) | ¥		(25,204)	(11,080)
Total equity attributable to shareholders of the Company	214,172	1,453,178	1,526,663
Non-controlling interests	755	5,120	5,601
Total shareholders’ equity	214,927	1,458,298	1,532,264
Total liabilities and shareholders' equity	332,677	2,257,236	2,390,948
Common Class A [Member]
Non-current liabilities:
Commitments and contingencies | $
Shareholders’ equity
Common stock value	1	6	6
Common Class B [Member]
Shareholders’ equity
Common stock value	1	6	6
Treasury stock | $	(16,584)
Additional paid-in capital | $	209,449
Retained earnings | $	25,020
Accumulated other comprehensive income (loss) | $	(3,715)
Nonrelated Party [Member]
Current assets:
Accounts receivable	3,982	27,015	24,535
Related Party [Member]
Current assets:
Accounts receivable	$ 57,467	¥ 389,918	¥ 340,173